Stock Option Plans (Details Narrative) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		93 Months Ended	0 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	May 05, 2006 2006 Stock Incentive Plan [Member]	May 05, 2006 2006 Stock Incentive Plan [Member] Minimum [Member]	May 05, 2006 2006 Stock Incentive Plan [Member] Maximum [Member]	Feb. 07, 2014 2014 Equity Compensation Plan [Member]
Stock issuable during period to related parties									1,456,786	17,978,490	30,420,148
Increase of stock issuable under plan								16,521,704
Percentage granted to employees at a price per share								100.00%
Percentage of stock option granted to stockholders								10.00%
Percentage exercise price per share								110.00%
Percentage restricted stock to related parties price per share								100.00%
Stock option plan purchased			4,506
Stock option plan exercise price per share			$ 0.155
Total unrecognized stock-based compensation expense related to unvested stock options	$ 797,871		$ 797,871
Weighted average period			4 months
Stock based compensation expense	$ 601,107	$ 2,073	$ 5,318,948	$ 8,508	$ 9,877	$ 23,645	$ 1,599,467